Note 3 - Investment Securities: Schedule of Investment Securities Fair Value and Unrealized Losses (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 93,138,382	$ 3,974,826
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(3,894,937)	(14,298)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	25,932,037	26,715,587
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(3,532,338)	(920,921)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	119,070,419	30,690,413
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(7,427,275)	(935,219)
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	403,204	1,233,730
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(3,400)	(17,189)
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	1,006,470	250,767
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(28,498)	(4,195)
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	1,409,674	1,484,497
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	(31,898)	(21,384)
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	93,541,586	6,773,772
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(3,898,337)	(47,884)
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	26,938,507	26,966,354
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(3,560,836)	(925,116)
Securities, Continuous Unrealized Loss Position, Fair Value	120,480,093	33,740,126
Continuous Unrealized Loss Position, Aggregate Losses	$ (7,459,173)	$ (973,000)